Lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Lease Liabilities
Depreciation expense for right-of-use assets	$ 56	$ 119
Accretion of lease liabilities	3	9
Total amount	$ 59	$ 128